Intangible Assets - Schedule of Intangible asset balances and accumulated amortization (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Gross Carrying Value	$ 332	$ 332
Accumulated Amortization	239	184
Net of Accumulated Amortization	93	148
Customer Relationships [Member]
Intangible Assets [Line Items]
Gross Carrying Value	41	41
Accumulated Amortization	18	12
Net of Accumulated Amortization	$ 23	$ 29
Weighted-Average Remaining Amortization Period	3 years 3 months 29 days	4 years 3 months 29 days
Trade Names [Member]
Intangible Assets [Line Items]
Gross Carrying Value	$ 127	$ 127
Accumulated Amortization	57	35
Net of Accumulated Amortization	$ 70	$ 92
Weighted-Average Remaining Amortization Period	3 years 3 months 29 days	4 years 3 months 29 days
Software Development [Member]
Intangible Assets [Line Items]
Gross Carrying Value	$ 162	$ 162
Accumulated Amortization	$ 162	135
Net of Accumulated Amortization		$ 27
Weighted-Average Remaining Amortization Period	0 years	3 months 29 days
Order Back Log [Member]
Intangible Assets [Line Items]
Gross Carrying Value	$ 2	$ 2
Accumulated Amortization	$ 2	$ 2
Weighted-Average Remaining Amortization Period	0 years	0 years